Summary of Significant Accounting Policies - Summary of Consolidated Statements of Comprehensive Income for Variable Interest Entity (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsidiary or Equity Method Investee [Line Items]
Net revenues	¥ 445,834	¥ 336,519	¥ 253,688
Variable Interest Entity, Primary Beneficiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Net revenues	392,860	308,884	224,492
Net income	¥ 29,416	¥ 16,539	¥ 8,160